Note 3. Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Schedule of Restricted Cash and Cash Equivalents

	December 31,
	2016	2015
Insurance premium escrow	$194,123	$–
Billboard replacement reserve	84,970	–

	$279,093	$–